Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Millions	3 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Income Statement [Abstract]
Revenue	$ 13,467	$ 12,651	$ 11,533	$ 11,959	$ 11,188	$ 10,700	$ 10,131
Costs and expenses
Cost of revenue, exclusive of depreciation and amortization shown separately below	8,109	7,611	6,937	7,234	6,761	6,488	6,168
Operations and support	735	696	668	678	687	682	685
Sales and marketing	1,277	1,210	1,057	1,209	1,096	1,115	917
Research and development	862	840	815	785	774	760	790
General and administrative	1,183	669	657	1,114	630	686	1,209
Depreciation and amortization	188	175	171	169	179	173	190
Total costs and expenses	12,354	11,201	10,305	11,189	10,127	9,904	9,959
Income from operations	1,113	1,450	1,228	770	1,061	796	172
Interest expense	(112)	(108)	(105)	(117)	(143)	(139)	(124)
Interest income	193	181	169	191	195	176	159
Other income (expense), net	1,426	(19)	93	65	1,656	244	(837)
Income (loss) before income taxes and loss from equity method investments	2,620	1,504	1,385	909	2,769	1,077	(630)
Provision for (benefit from) income taxes	(4,046)	142	(402)	(6,002)	158	57	29
Loss from equity method investments	(14)	(12)	(13)	(10)	(12)	(12)	(4)
Net income (loss) including non-controlling interests	6,652	1,350	1,774	6,901	2,599	1,008	(663)
Less: net income (loss) attributable to non-controlling interests, net of tax	26	(5)	(2)	18	(13)	(7)	(9)
Net income (loss) attributable to Uber Technologies, Inc.	$ 6,626	$ 1,355	$ 1,776	$ 6,883	$ 2,612	$ 1,015	$ (654)
Net income (loss) per share attributable to Uber Technologies, Inc. common stockholders:
Basic (in dollars per share)	$ 3.18	$ 0.65	$ 0.85	$ 3.27	$ 1.24	$ 0.49	$ (0.31)
Diluted (in dollars per share)	$ 3.11	$ 0.63	$ 0.83	$ 3.21	$ 1.20	$ 0.47	$ (0.32)
Weighted-average shares used to compute net income (loss) per share attributable to common stockholders:
Basic (in shares)	2,084,180	2,091,106	2,092,464	2,105,899	2,101,660	2,092,180	2,078,467
Diluted (in shares)	2,124,391	2,125,628	2,122,618	2,141,426	2,154,466	2,150,019	2,080,168